Trade Accounts Receivable - (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Bad debt expense	$ 200	$ 0	$ 200	$ 0	$ 0	$ 0
Transferred receivables	429		429		873	766
Advance payment received	500	100	1,100	300	1,300	400
Receivables transferred during period	$ 2,100	$ 2,200	$ 3,800	$ 3,800	$ 7,300	$ 2,500
Athas [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase received percentage of bill collected	100.00%		100.00%		100.00%
Gross revenue from purchased receivables	$ 1,800		$ 4,300		$ 1,600
Revenue, net of the discounted purchase price	700		1,900		900
Accounts receivable from purchased receivables	$ 1,900		$ 1,900		$ 3,500